Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Summary of the Status of Employee Stock Options
A summary of the status of employee stock options as of December 31, 2018 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2018	1,149	$19.54
Exercised	(249)	$17.77
Expired	(2)	$15.84
Outstanding at December 31, 2018	898	$20.04	2.75	$12,946
Vested at December 31, 2018	898	$20.04	2.75	$12,946
Vested and expected to vest at December 31, 2018	898	$20.04	2.75	$12,946

Summary of Stock Units
A summary of stock units as of December 31, 2018 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2018	8,102
Granted	2,344
Vested	(1,575)
Forfeited	(528)
Outstanding at December 31, 2018	8,343	2.40	$287,419
Vested and expected to vest at December 31, 2018	7,238	2.23	$249,366

Compensation Expense

Compensation Expense (in thousands)	2018	2017	2016
Cost of sales	$2,879	$2,641	$2,553
Research and development	6,457	5,367	4,735
Sales and marketing	9,372	6,820	4,824
General and administrative	21,405	19,614	16,176
Share-based compensation expense	40,113	34,442	28,288
Less: income tax benefit (1)	8,277	7,407	6,223
Net share-based compensation expense	$31,836	$27,035	$22,065

(1) Does not include the excess tax benefit realized for the tax deductions of the share-based payment arrangements which totaled $4.7 million, $5.2 million and $0.8 million, respectively, for the years ended December 31, 2018, 2017 and 2016.